2. Accounting Policies and Estimates (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Plant and Equipment Useful lives
Description	Useful Life (in years)

Leasehold improvements	Life of the underlying lease
Computer and office equipment	3	to	5
Furniture and fittings	7	to	10
Computer Software	3	to	5
Vehicles	4	to	5

Intangible Assets

Intangible assets are stated at acquisition cost less accumulated amortization, if applicable, less any adjustments for impairment losses.

Amortization is charged on a straight-line basis over the estimated remaining useful lives of the individual intangibles. Where intangibles are deemed to be impaired the Company recognizes an impairment loss measured as the difference between the estimated fair value of the intangible and its book value.

The range of the estimated useful lives is as follows:

Description	Useful Life (in years)

Leasehold improvements	Life of the underlying lease
Computer and office equipment	3	to	5
Furniture and fittings	7	to	10
Computer Software	3	to	5
Vehicles	4	to	5

Intangible Useful lives
Description	Useful Life (in years)

Betting Platform Software	15
Ulisse Bookmaker License	Indefinite
Multigioco and Rifa ADM Licenses	1.5	-	7
Location contracts	5	-	7
Customer relationships	10	-	18
Trademarks/Tradenames	10	-	14
Websites	5
Non-compete agreements	4

Description	Useful Life (in years)

Betting Platform Software	15
Ulisse Bookmaker License	Indefinite
Multigioco and Rifa ADM Licenses	1.5	-	7
Location contracts	5	-	7
Customer relationships	10	-	18
Trademarks/Tradenames	10	-	14
Websites	5
Non-compete agreements	4